LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED NOVEMBER 16, 2018 TO THE

PROSPECTUSES OF THE FUNDS

LISTED IN SCHEDULE A

1a) Except for the funds in Schedule A marked with a single asterisk, effective on or about April 15, 2019, the disclosure in the column labeled “Key features” in the section of each fund’s Prospectus titled “Comparing the fund’s classes” for each of Class C and Class C1 shares (as applicable)** is revised to add the following:

•

Generally converts to Class A on the next monthly conversion processing date (generally, the fifteenth day of the month) after the shares have been held for 10 years from the purchase date; please consult your Service Agent for more information

**The funds that offer Class C1 shares are marked with a double asterisk in Schedule A.

1b) Except for the funds in Schedule A marked with a single asterisk, effective on or about April 15, 2019, the following section is added to each fund’s Prospectus in the section titled “Sales Charges”. The disclosure applicable to Class C1 shares is only included if the fund currently offers Class C1 shares.

Class C and Class C1 Share conversion

Effective on or about April 15, 2019, except as noted below, Class C and Class C1 shares will automatically convert to Class A shares after the shares have been held for 10 years from the purchase date; the shares will be converted on the next monthly conversion processing date after the 10 year anniversary of purchase (generally, on the fifteenth of the month, or the next business day if the fifteenth is not a business day). The initial Class C and Class C1 share conversion will occur on April 15, 2019, when Class C and Class C1 shares purchased on or prior to April 15, 2009 will be converted to Class A shares. It is the responsibility of your Service Agent and not the fund or Legg Mason Investor Services, LLC (“LMIS”) to ensure that you are credited with the proper holding period. If your Service Agent does not have records verifying that your shares have been held for at least 10 years, your Service Agent may not convert your Class C or Class C1 shares to Class A shares. Group retirement plans held in an omnibus recordkeeping platform through a Service Agent that does not track participant-level share lot aging may not convert Class C or Class C1 shares to Class A shares. Customers of certain Service Agents may be subject to different terms or conditions, as set by their Service Agent, in connection with such conversions. Please refer to the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” on page A-1 of this Prospectus or contact your Service Agent for more information.

For Class C and Class C1 shares that have been acquired through an exchange from another fund sold by LMIS, the purchase date is calculated from the date the shares were originally acquired in the other fund. When Class C and Class C1 shares that a shareholder acquired through a purchase or exchange convert, any other Class C and Class C1 shares that the shareholder acquired as reinvested dividends and distributions related to those shares also will convert into Class A shares on a pro rata basis.

All conversions from Class C or Class C1 shares to Class A shares will be based on the per share net asset value without the imposition of any sales load, fee or other charge. The conversion from Class C or Class C1 shares to Class A shares is not considered a taxable event for Federal income tax purposes.

2) The following disclosure is added to each fund’s Prospectus in the section titled “Other things to know about transactions – Small account fees/Mandatory redemptions – Small account fees”:

For new accounts (except for new accounts opened by way of an exchange), a small account fee will not be charged during the calendar quarter in which you open your account.

3) Except for funds that are series of Legg Mason Partners Money Market Trust, the following disclosure is added to each fund’s Prospectus in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents”:

RAYMOND JAMES

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.

Front-end sales charge waivers on Class A shares available at Raymond James

•	Shares purchased in an investment advisory program.
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a contingent deferred sales charge and the conversion is in line with the policies and procedures of Raymond James.

Contingent deferred sales charge waivers on Class A and C shares available at Raymond James

•	Death or disability of the shareholder.
•	Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus
•	Return of excess contributions from an IRA Account.
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2 as described in the fund’s Prospectus.
•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
•	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation

•	Breakpoints as described in the fund’s Prospectus.
•

Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
ClearBridge International Growth Fund	March 1, 2018
ClearBridge Small Cap Fund	March 1, 2018
ClearBridge Value Trust	March 1, 2018
BrandywineGLOBAL – Alternative Credit Fund	March 1, 2018
BrandywineGLOBAL – Diversified US Large Cap Value Fund	February 1, 2018
BrandywineGLOBAL – Dynamic US Large Cap Value Fund	February 1, 2018
BrandywineGLOBAL – Global Flexible Income Fund	May 1, 2018
BrandywineGLOBAL – Global High Yield Fund	February 1, 2018
BrandywineGLOBAL – Global Opportunities Bond Fund**	May 1, 2018
BrandywineGLOBAL – Global Unconstrained Bond Fund**	March 1, 2018
BrandywineGLOBAL – International Opportunities Bond Fund	May 1, 2018
Martin Currie Emerging Markets Fund	February 1, 2018
Martin Currie International Unconstrained Equity Fund	September 28, 2018
QS Global Market Neutral Fund	February 1, 2018
QS International Equity Fund	February 1, 2018
QS Strategic Real Return Fund	February 1, 2018
QS U.S. Small Capitalization Equity Fund	May 1, 2018
RARE Global Infrastructure Value Fund	February 1, 2018

LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Aggressive Growth Fund	December 27, 2017
ClearBridge All Cap Value Fund	February 1, 2018
ClearBridge Appreciation Fund	March 1, 2018
ClearBridge Dividend Strategy Fund	May 1, 2018
ClearBridge International Small Cap Fund	February 1, 2018
ClearBridge International Value Fund	March 1, 2018
ClearBridge Large Cap Growth Fund	March 31, 2018
ClearBridge Large Cap Value Fund	March 1, 2018
ClearBridge Mid Cap Fund	March 1, 2018
ClearBridge Mid Cap Growth Fund	March 1, 2018
ClearBridge Select Fund	September 13, 2018
ClearBridge Small Cap Growth Fund	March 1, 2018
ClearBridge Small Cap Value Fund	February 1, 2018
ClearBridge Sustainability Leaders Fund	March 1, 2018
ClearBridge Tactical Dividend Income Fund	March 1, 2018
EnTrustPermal Alternative Core Fund	May 1, 2018
QS Conservative Growth Fund	June 1, 2018
QS Defensive Growth Fund**	June 1, 2018
QS Global Dividend Fund	February 1, 2018
QS Global Equity Fund	March 1, 2018
QS Growth Fund	June 1, 2018
QS Moderate Growth Fund	June 1, 2018
QS S&P 500 Index Fund*	February 1, 2018
QS U.S. Large Cap Equity Fund	March 31, 2018

LEGG MASON PARTNERS INCOME TRUST
Western Asset Adjustable Rate Income Fund**	September 28, 2018
Western Asset California Municipals Fund	June 29, 2018
Western Asset Corporate Bond Fund**	May 1, 2018
Western Asset Emerging Markets Debt Fund**	June 29, 2018
Western Asset Global High Yield Bond Fund**	May 1, 2018
Western Asset Income Fund**	November 28, 2017
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2018

Fund	Date of Prospectus
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2018
Western Asset Intermediate-Term Municipals Fund	August 1, 2018
Western Asset Managed Municipals Fund	June 29, 2018
Western Asset Massachusetts Municipals Fund	March 31, 2018
Western Asset Mortgage Backed Securities Fund**	May 1, 2018
Western Asset Municipal High Income Fund	November 28, 2017
Western Asset New Jersey Municipals Fund	August 1, 2018
Western Asset New York Municipals Fund	August 1, 2018
Western Asset Oregon Municipals Fund	August 31, 2018
Western Asset Pennsylvania Municipals Fund	August 1, 2018
Western Asset Short Duration High Income Fund**	November 28, 2017
Western Asset Short Duration Municipal Income Fund	June 29, 2018
Western Asset Short-Term Bond Fund**	May 1, 2018
Western Asset Short Term Yield Fund*	November 28, 2017

LEGG MASON PARTNERS MONEY MARKET TRUST
Western Asset Government Reserves*	December 27, 2017
Western Asset New York Tax Free Money Market Fund*	December 27, 2017
Western Asset Prime Obligations Money Market Fund*	December 27, 2017
Western Asset Tax Free Reserves*	December 27, 2017
Western Asset U.S. Treasury Reserves*	December 27, 2017

WESTERN ASSET FUNDS, INC.
Western Asset Core Bond Fund**	May 1, 2018
Western Asset Core Plus Bond Fund**	May 1, 2018
Western Asset High Yield Fund	September 28, 2018
Western Asset Inflation Indexed Plus Bond Fund**	May 1, 2018
Western Asset Intermediate Bond Fund	September 28, 2018
Western Asset Macro Opportunities Fund	March 1, 2018
Western Asset Total Return Unconstrained Fund	September 28, 2018

Please retain this supplement for future reference.

LGEN477935

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